Stock Option Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Employee and Nonemployee Stock Option Activity

A summary of employee and nonemployee stock option activity for year ended December 31, 2012 and the three months ended March 31, 2013 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2012	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432
Cancelled or expired	(5,333)	33.80

Outstanding March 31, 2013	548,007	$12.56	6.87	$1,163,316

Exercisable, March 31, 2013	420,068	$11.44	6.74	$1,109,460

A summary of employee and nonemployee stock option activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2010	220,000	$4.00	9.13	$176,400
Granted	340,660	14.35
Exercised	(45,400)	4.00
Cancelled or expired	(3,600)	4.00

Outstanding December 31, 2010	511,660	$10.90	8.97	$1,693,760
Granted	67,615	26.73
Cancelled or expired	(19,285)	11.78

Outstanding December 31, 2011	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432

Exercisable, December 31, 2012	401,458	$11.15	6.97	$1,082,482

Summary of Outstanding and Vested Stock Options Granted

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of March 31, 2013 as follows:

	Options Outstanding			Options Vested and Exercisable		Pro Forma Options Outstanding(1)
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.08	$4.00	175,000	$4.00	175,000	$4.00
4.80	33,840	6.80	4.80	22,849	4.80	33,840	4.80
10.00	—	—	—	—	—	295,570	10.00
12.50	201,650	7.02	12.50	127,499	12.50	200	12.50
25.00	130,200	7.60	25.00	90,896	25.00	—	—
31.65	2,250	8.51	31.65	637	31.65	—	—
33.80	5,067	8.80	33.80	3,187	33.80	2,667	33.80

Total	548,007	6.87	$12.56	420,068	$11.44	507,277	$7.71

(1) Upon consummation of the IPO, 336,300 options with exercise prices ranging from $12.50 – $33.80 were exchanged for 242,070 options with an exercise price of $10.00 per share. 53,500 additional options were issued in conjunction with the IPO with an exercise price equal to the IPO price of $10.00 per share.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of December 31, 2012 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.33	$4.00	175,000	$4.00
4.80	33,840	7.05	4.80	21,350	4.80
12.50	201,650	7.27	12.50	118,430	12.50
25.00	130,200	7.85	25.00	83,486	25.00
31.65	2,250	8.76	31.65	525	31.65
33.80	10,400	9.02	33.80	2,667	33.80

Total	553,340	7.13	$12.76	401,458	$11.15

Effects of Stock-Based Compensation Related to Stock Option Awards

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

	Three Months Ended March 31,
	2013	2012
Cost of revenues	$2,212	$3,240
Research and development	34,836	139,575
General and administrative	58,153	74,410
Sales and marketing	1,932	59,642

Total stock-based compensation	$97,133	$276,867

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

Employee and Non Employee Compensation Expense

	Year Ended December 31,
	2012	2011	2010
Cost of revenues	$11,753	$9,603	$17,748
Research and development	460,321	423,950	64,038
General and administrative	297,175	263,693	323,380
Sales and marketing	146,112	245,871	50,809

Total stock-based compensation	$915,361	$943,117	$455,975

Employees
Weighted-Average Assumptions Used to Estimate Fair Value of Options Granted

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

Three Months Ended March 31,
2012
Volatility	77.39%
Risk free interest rate	1.43%
Dividend yield	0.00%
Term (years)	6.50
Weighted-average fair value of options granted during the period	$23.35

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	77.39%	76.13%	78.02%
Risk free interest rate	1.43%	2.67%	3.20%
Dividend yield	—	—	—
Term (years)	6.50	6.44	6.47
Weighted-average fair value of options granted during the period	$23.35	$10.60	$4.60

Non-employees
Weighted-Average Assumptions Used to Estimate Fair Value of Options Granted

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Three Months Ended March 31,
	2013	2012
Volatility	75.86%	74.87%
Risk free interest rate	1.25%	1.46%
Dividend yield	0.00%	0.00%
Term (years)	7.71	8.60

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	75.01%	75.45%	77.89%
Risk free interest rate	1.26%	2.85%	2.76%
Dividend yield	—	—	—
Term (years)	8.28	9.23	9.86